Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 233,759	$ 199,037	$ 261,225	$ 210,264	$ 169,071
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	61,868	51,574	70,165	54,505	41,428
Stock-based compensation expense	16,292	11,976	15,634	13,107	9,974
Deferred income taxes			4,222	9,302	8,963
Excess tax benefit from stock-based payments	(15,998)	(11,071)	(15,737)	(7,973)	(15,000)
Other	7,424	3,961	4,515	6,556	(47)
Changes in operating assets and liabilities, net of effects from acquisitions and divestitures:
Receivables	(35,287)	(12,394)	(12,813)	(18,074)	(12,309)
Inventory	(18,207)	(47,669)	(95,042)	(90,091)	(67,795)
Prepaid expenses and other assets			(18,952)	(5,094)	(5,240)
Prepaid income taxes/income taxes payable	40,551	2,688	(774)	2,251	7,492
Accounts payable	1,641	(7,892)	(15,097)	28,589	10,156
Accrued expenses and other current liabilities			2,208	(3,303)	8,056
Other noncurrent liabilities			(6,636)	(11,733)	(4,434)
Other operating assets and liabilities	(48,886)	8,138
Net cash provided by operating activities	340,929	182,072	206,190	211,772	159,183
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(61,126)	(60,636)	(88,255)	(86,416)	(61,438)
Proceeds from sales of property and equipment	1,459	692	1,057	1,743	1,441
Investment in unconsolidated subsidiary	(9,136)	0
Proceeds from sale of businesses, net of cash sold			0	0	11,992
Acquisitions, net of cash acquired	(395,974)	(133,123)	(265,336)	(486,934)	(143,578)
Net cash used in investing activities	(464,777)	(193,067)	(352,534)	(571,607)	(191,583)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	13,647	14,187	17,693	11,919	13,962
Excess tax benefit from stock-based payments	15,998	11,071	15,737	7,973	15,000
Debt issuance costs	(16,912)	(175)	(253)	(11,048)	(419)
Proceeds from issuance of senior notes	600,000	0
Borrowings under revolving credit facility	399,758	500,087	742,381	1,111,369	0
Repayments under revolving credit facility	(745,313)	(747,851)	(855,402)	(453,867)	0
Borrowings under term loans	35,000	200,000	200,000	250,000	0
Repayments under term loans	(11,250)	(14,375)	(20,000)	(600,464)	(7,476)
Borrowings under receivables securitization facility	41,500	77,272	82,700	0	0
Repayments under receivables securitization facility	(111,500)	0	(2,700)	0	0
Repayments of other long-term debt	(19,518)	(8,336)
Payments of other obligations	(32,091)	(600)	(23,084)	(4,471)	(2,105)
Net cash provided by financing activities	169,319	31,280	157,072	311,411	18,962
Effect of exchange rate changes on cash and equivalents	2,096	682	795	982	221
Net increase (decrease) in cash and equivalents	47,567	20,967	11,523	(47,442)	(13,217)
Cash and equivalents, beginning of period	59,770	48,247	48,247	95,689	108,906
Cash and equivalents, end of period	107,337	69,214	59,770	48,247	95,689
Supplemental disclosure of cash paid for:
Income taxes, net of refunds	82,536	110,911	146,478	113,433	88,294
Interest	22,853	20,823	29,026	21,354	27,421
Supplemental disclosure of noncash investing and financing activities:
Notes payable and long-term obligations, including notes issued in connection with business acquisitions	10,728	8,272	17,637	42,865	11,889
Contingent consideration liabilities	3,854	5,540	5,456	81,239	2,000
Stock issued in connection with business acquisitions			0	0	14,945
Debt assumed with business acquisitions			3,989	13,564	0
Property and equipment acquired under capital leases			14,467	414	0
Non-cash property and equipment additions	$ 2,657	$ 9,487	$ 6,564	$ 3,567	$ 1,425